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HC Strategic Shares | THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO
The Intermediate Term Municipal Bond II Portfolio
Investment Objective
The investment objective of The Intermediate Term Municipal Bond II Portfolio is to provide as high a level of current income exempt from Federal income tax, as is consistent with the preservation of capital.

Fees and Expenses
The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HC Strategic Shares THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO HC Strategic Shares
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HC Strategic Shares THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO HC Strategic Shares
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2020, see "Advisory Services – Specialist Managers")	0.17%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.29%	[1]
[1]	Total Annual Fund Operating Expenses have been restarted to reflect current expenses as of june 30 2020

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
HC Strategic Shares | THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO | HC Strategic Shares | USD ($)	30	93	163	368

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax, and include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities and are referred to as “Municipal Securities.” The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays
3-15
Year Blend Municipal Bond Index, currently 2 to 20 years. The Portfolio’s actual average maturity was 4.87 years as of June 30, 2020. The Portfolio may invest in securities issued by other investment companies, including ETFs and closed-end
funds, that invest in Municipal Securities.
The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to
Management Risk –
the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and
Market Risk –
the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.
There are also risks associated with the overall structure of the Portfolio. These include:

•
Tax Risk
 –
Changes in Federal tax laws or regulations could change the
tax-exempt
status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•
Credit Risk
 –
An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•
Interest Rate Risk
 –
The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•
Call/Prepayment Risk
 –
Municipal Securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

•
Extension Risk
 –
These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•
Liquidity Risk
 –
At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•
Municipal Bond Risk
 –
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Portfolio’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

•
Revenue Bonds Risk
 – Payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source.

•
Private Activity Bonds Risk
 – Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment. The Portfolio’s investments may consist of private activity bonds that may subject certain shareholders to an alternative minimum tax.

•	Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following
risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•
Investment in Other Investment Companies Risk
 – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment
companies.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Performance Bar Chart and TablePerformance.
 The chart and table below show how The Intermediate Term Municipal Bond II Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax
basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on July 13, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax
basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31
[1]	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares
before-
tax
return for the period from January 1, 2020 through September 30, 2020
(non-annualized)
was 2.97%.

Best quarter:	2nd Qtr. 2011	3.26%
Worst quarter:	4th Qtr. 2016	-2.54%

Average Annual Total Returns (for the periods ended 12/31/19)
Average Annual Total Returns - HC Strategic Shares - THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO	One Year	Five Year	Since Inception	Inception Date
HC Strategic Shares	5.16%	2.22%	2.66%	Jul. 13, 2010
HC Strategic Shares | After Taxes on Distributions	5.09%	2.18%	2.62%	Jul. 13, 2010
HC Strategic Shares | After Taxes on Distributions and Sale of Portfolio Shares	3.92%	2.17%	2.53%	Jul. 13, 2010
Bloomberg Barclays 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.31%	2.38%	2.59%	Jul. 13, 2010

After-tax
returns are calculated using the historical
highest
individual Federal marginal income tax rates and do not reflect the impact of state and local taxes
. Actual
after-tax
returns depend on an investor’s tax situation and may differ from those shown, and after-tax
returns shown are not relevant to investors
who
hold Portfolio shares through
tax-advantaged
arrangements, such as qualified retirement plans.